SUPPLEMENTAL CASH FLOW INFORMATION - Summary Of Non-Cash In Other Income (Expense) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 20, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Non-Cash Items Including In Other Income / (Expense) [Line Items]
Gain (loss) on warrants			$ 16,686	$ (1,040)
Gains (losses) on derivatives			21,833	(9,899)
Loss on deferred consideration			(1,194)	(3,262)
Gain (loss) on investments			997	(295)
Other			(477)	20
Total non-cash items included in other income (expense)			32,891	(8,066)
Convertible Debentures
Non-Cash Items Including In Other Income / (Expense) [Line Items]
Gains on derivatives		$ 0	900	0
Gold Prepay Agreement
Non-Cash Items Including In Other Income / (Expense) [Line Items]
Gains (losses) on derivatives			(4,592)	2,916
Gains on derivatives			569	1,596
Loss on Gold Prepay Agreement modification			(1,831)	0
Silver Purchase Agreement
Non-Cash Items Including In Other Income / (Expense) [Line Items]
Gains on derivatives			0	1,898
Loss on Gold Prepay Agreement modification	$ (1,800)		$ (1,831)	$ 0